GuidePath Growth and Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 50.2%	Shares	Value
Aerospace & Defense - 0.6%
General Dynamics Corp.	709	$186,814
Lockheed Martin Corp.	885	430,057
		616,871

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	3,846	484,981

Banks - 1.5%
Citizens Financial Group, Inc.	6,677	292,185
Huntington Bancshares, Inc./OH	23,766	386,673
M&T Bank Corp.	971	182,558
Regions Financial Corp.	16,708	392,972
US Bancorp	6,246	298,746
		1,553,134

Beverages - 2.9%
Coca-Cola Co.	25,223	1,570,384
PepsiCo, Inc.	8,932	1,358,200
		2,928,584

Biotechnology - 1.9%
AbbVie, Inc.	6,649	1,181,527
Amgen, Inc.	3,059	797,298
		1,978,825

Building Products - 0.5%
Johnson Controls International PLC	6,510	513,834

Capital Markets - 0.9%
Blackrock, Inc.	596	610,966
CME Group, Inc.	1,200	278,676
		889,642

Chemicals - 1.5%
Air Products and Chemicals, Inc.	1,907	553,106
CF Industries Holdings, Inc.	1,149	98,033
LyondellBasell Industries NV - Class A	4,648	345,207
Mosaic Co.	20,351	500,228
		1,496,574

Communications Equipment - 1.1%
Cisco Systems, Inc.	19,378	1,147,178

Consumer Finance - 1.1%
Capital One Financial Corp.	3,211	572,586
Synchrony Financial	8,823	573,495
		1,146,081

Consumer Staples Distribution & Retail - 0.4%
Target Corp.	3,216	434,739

Distributors - 0.6%
LKQ Corp.	16,576	609,168

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	23,284	931,127

Electric Utilities - 0.6%
American Electric Power Co., Inc.	2,981	274,938
Xcel Energy, Inc.	5,519	372,643
		647,581

Electrical Equipment - 1.3%
Emerson Electric Co. (a)	6,059	750,892
Rockwell Automation, Inc.	1,940	554,432
		1,305,324

Food Products - 1.3%
Archer-Daniels-Midland Co.	3,154	159,340
General Mills, Inc.	7,215	460,101
Mondelez International, Inc. - Class A	11,888	710,070
		1,329,511

Ground Transportation - 1.1%
Norfolk Southern Corp.	2,536	595,199
Union Pacific Corp.	2,351	536,122
		1,131,321

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	10,880	1,230,637
Medtronic PLC	7,110	567,947
		1,798,584

Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	4,513	533,752
CVS Health Corp.	8,012	359,659
		893,411

Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	3,233	937,214
Starbucks Corp.	3,050	278,312
Yum! Brands, Inc.	3,116	418,043
		1,633,569

Household Durables - 0.1%
Garmin Ltd.	489	100,861

Household Products - 3.2%
Colgate-Palmolive Co.	13,356	1,214,194
Kimberly-Clark Corp.	2,405	315,151
Procter & Gamble Co.	10,079	1,689,745
		3,219,090

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	4,167	941,284

Insurance - 1.3%
Aflac, Inc.	6,028	623,536
Hartford Financial Services Group, Inc.	4,322	472,827
Travelers Cos., Inc.	1,107	266,665
		1,363,028

IT Services - 1.2%
International Business Machines Corp.	5,595	1,229,949

Machinery - 2.0%
Caterpillar, Inc.	2,957	1,072,681
Cummins, Inc.	1,629	567,869
Illinois Tool Works, Inc.	1,458	369,691
		2,010,241

Media - 0.8%
Comcast Corp. - Class A	22,600	848,178

Multi-Utilities - 1.4%
Ameren Corp.	4,327	385,709
Consolidated Edison, Inc.	2,653	236,727
DTE Energy Co.	2,646	319,505
Sempra	5,102	447,547
		1,389,488

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	11,831	1,713,602
ConocoPhillips	12,042	1,194,205
Coterra Energy, Inc.	6,379	162,920
Exxon Mobil Corp.	16,436	1,768,020
Phillips 66	2,084	237,430
		5,076,177

Personal Care Products - 0.3%
Kenvue, Inc.	13,106	279,813

Pharmaceuticals - 2.4%
Johnson & Johnson	9,761	1,411,636
Merck & Co., Inc.	8,882	883,581
Pfizer, Inc.	7,081	187,859
		2,483,076

Professional Services - 1.0%
Automatic Data Processing, Inc.	2,412	706,065
Paychex, Inc.	1,867	261,790
		967,855

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	1,139	241,992
Microchip Technology, Inc.	5,252	301,202
QUALCOMM, Inc.	7,461	1,146,159
Texas Instruments, Inc.	7,883	1,478,141
		3,167,494

Software - 0.1%
Gen Digital, Inc.	3,538	96,870

Specialty Retail - 2.2%
Home Depot, Inc.	4,264	1,658,654
Lowe's Cos., Inc.	2,409	594,541
		2,253,195

Technology Hardware, Storage & Peripherals - 0.3%
HP, Inc.	9,998	326,235

Tobacco - 1.7%
Altria Group, Inc.	12,979	678,672
Philip Morris International, Inc.	8,936	1,075,448
		1,754,120

Trading Companies & Distributors - 0.2%
Watsco, Inc. (a)	525	248,792
TOTAL COMMON STOCKS (Cost $44,481,006)		51,225,785

INVESTMENT COMPANIES - 49.0%	Shares	Value
Domestic Equity Funds - 48.9%
Schwab U.S. Large-Cap ETF (a)(b)	2,153,703	49,922,835

Domestic Fixed Income Funds - 0.1%
SPDR Bloomberg 1-3 Month T-Bill ETF (a)	1,841	168,323
TOTAL INVESTMENT COMPANIES (Cost $37,222,267)		50,091,158

SHORT-TERM INVESTMENTS - 3.9%		Value
Investments Purchased with Proceeds from Securities Lending - 3.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (c)	3,078,499	3,078,499

Money Market Funds - 0.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (c)	856,410	856,410
TOTAL SHORT-TERM INVESTMENTS (Cost $3,934,909)		3,934,909

TOTAL INVESTMENTS - 103.1% (Cost $85,638,182)		105,251,852
Liabilities in Excess of Other Assets - (3.1)%		(3,197,746)
TOTAL NET ASSETS - 100.0%		$102,054,106
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,006,624 which represented 2.9% of net assets.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.